MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

July 27, 2017

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 136 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”). The undersigned represents that it contains no disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

This PEA is filed for the purposes of updating certain information, including financial information, making additional immaterial changes and for the purpose of responding to U.S. Securities and Exchange Commission staff comments to the Trust’s PEA No. 134, which was filed pursuant to Rule 485(a) on May 11, 2017.

As the facing page indicates, this PEA is scheduled to become effective on July 28, 2017, pursuant to paragraph (b). No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Audrey L. Cheng, Esq., Pacific Life Insurance Company
Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)